Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Schedule of VIE
ASSETS AND LIABILITIES OF CONSOLIDATED VIEs

		Trade
		receivables
(In millions)	Trinity(a)	securitization(b)		Other	Total

December 31, 2015
Assets(c)
Financing receivables, net	$-	$-		$882	$882
Current receivables	-	3,506	(d)	361	3,867
Investment securities	409	-		995	1,404
Other assets	46	24		2,934	3,004
Total	$455	$3,530		$5,172	$9,157

Liabilities(c)
Borrowings	$-	$-		$1,297	$1,297
Non-recourse borrowings	-	3,022		61	3,083
Other liabilities	184	34		1,654	1,872
Total	$184	$3,056		$3,012	$6,252

December 31, 2014
Assets(c)
Financing receivables, net	$-	$-		$1,030	$1,030
Current receivables	-	3,028	(d)	278	3,306
Investment securities	2,369	-		1,005	3,374
Other assets	17	2		2,259	2,278
Total	$2,386	$3,030		$4,572	$9,988

Liabilities(c)
Borrowings	$-	$-		$517	$517
Non-recourse borrowings	-	2,692		436	3,128
Other liabilities	1,022	26		1,325	2,373
Total	$1,022	$2,718		$2,278	$6,018

  Excluded intercompany advances from GE Capital to Trinity, which were eliminated in consolidation of $30 million and $1,565 million at December 31, 2015 and 2014, respectively.
  We provide servicing to the trade receivable securitization (TRS) and are contractually permitted to commingle cash collected from customers on financing receivables sold to the TRS investors with our own cash prior to payment to the TRS, provided our short-term credit rating does not fall below A-1/P-1. The TRS also owes us amounts for purchased financial assets and scheduled interest and principal payments. At December 31, 2015 and 2014, the amounts of commingled cash owed to the TRS were $1,093 million and $856 million, respectively, and the amounts owed to us by the TRS were $7 million and $2 million, respectively.
  Asset amounts exclude intercompany receivables for cash collected on behalf of the entities by GE Capital as servicer, which are eliminated in consolidation. Such receivables provide the cash to repay the entities’ liabilities. If these intercompany receivables were included in the table above, assets would be higher. In addition, other assets, borrowings and other liabilities exclude intercompany balances that are eliminated in consolidation.
  Included $737 million and $686 million of receivables at December 31, 2015 and 2014, respectively, originated by Appliances. We require third party debt holder consent to sell these assets. The receivables will be included in assets of businesses held for sale when the consent is received.

Unconsolidated VIE
INVESTMENTS IN UNCONSOLIDATED VIEs

December 31 (In millions)	2015	2014

Other assets and investment securities	$745	$704
Financing receivables – net	13	109
Total investments	758	813
Contractual obligations to fund investments, guarantees or revolving lines of credit	29	11
Total	$787	$824